Cash Distributions and Net Income Per Unit Distributions Percentage Allocations (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)	2.00%	2.00%
Total quarterly distribution per unit target amount (in dollars per share)		$ 0.474375
Minimum Quarterly Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.412500
Minimum Quarterly Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Margin percentage interest in distributions in excess of threshold (as a percent)		98.00%
Minimum Quarterly Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Margin percentage interest in distributions in excess of threshold (as a percent)		2.00%
First Target Distribution
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.4125
First Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.412500
First Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.474375
First Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		98.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		98.00%
First Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		2.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		2.00%
Second Target Distribution
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.4125
Second Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.474375
Second Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.515625
Second Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		98.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		85.00%
Second Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		2.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		15.00%
Third Target Distribution
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.474375
Third Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.515625
Third Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.618750
Third Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		98.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		75.00%
Third Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal percentage interest in distributions (as a percent)		2.00%
Margin percentage interest in distributions in excess of threshold (as a percent)		25.00%
Thereafter | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution target amount (in dollars per share)		$ 0.681750
Thereafter | Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Margin percentage interest in distributions in excess of threshold (as a percent)		50.00%
Thereafter | General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Margin percentage interest in distributions in excess of threshold (as a percent)		50.00%